Consolidated Statement of Changes in Stockholders' (Deficit) Equity (USD $)	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Balance at Dec. 31, 2012	$ 1,760,871	$ 38,833	$ 9,437,422	$ (7,715,384)
Balance, shares at Dec. 31, 2012		38,832,826
Stock issued in exchange for domain name	100,000	100	99,900
Stock issued in exchange for domain name, shares		100,000
Shares issued for consulting services		50	(50)
Shares issued for consulting services, shares		50,000
Exercise of stock options	12,450	150	12,300
Exercise of stock options, shares		150,000
Stock-based compensation expense for restricted stock awards	849,132		849,132
Stock-based compensation expense for stock options	414,501		414,501
Net loss	(4,006,013)			(4,006,013)
Balance at Dec. 31, 2013	(869,059)	39,133	10,813,205	(11,721,397)
Balance, shares at Dec. 31, 2013		39,132,826
Shares issued for consulting services		50	(50)
Shares issued for consulting services, shares		50,000
Stock-based compensation expense for restricted stock awards	899,856		899,856
Stock-based compensation expense for stock options	140,728		140,728
Warrants issued for debt issuance cost	4,750		4,750
Net loss	(1,657,877)			(1,657,877)
Balance at Dec. 31, 2014	$ (1,481,602)	$ 39,183	$ 11,858,489	$ (13,379,274)
Balance, shares at Dec. 31, 2014		39,182,826